Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
C000212830
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hundredfold Select Alternative Fund
C000212831
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hundredfold Select Alternative Fund
Without Sales Load [Member] | C000212830
Average Annual Return [Line Items]
Average Annual Return, Percent	2.39%	4.51%	7.96%	6.50%
Without Sales Load [Member] | C000212831
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	5.48%	8.97%	7.48%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.93%	5.81%	(0.52%)	1.51%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.93%	5.81%	(0.52%)	1.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.11%	18.41%	16.85%	12.98%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.11%	18.41%	16.85%	12.98%